SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Risks and uncertainties, Short-term investment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	$ 3,094,208	$ 1,131,267
Accrued interest	$ 62,788	$ 23,556